Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TCW FUNDS, INC.
TCW Total Return Bond Fund
(Class I: TGLMX; Class N: TGMNX; Plan Class: TGLSX)
Supplement dated June 13, 2024 to the Prospectus,
the Summary Prospectus, and the Statement of Additional Information,
each dated March 1, 2024, as supplemented
Important Notice Regarding Change in Investment Policy and Fund Name
Effective August 19, 2024, the name of TCW Total Return Bond Fund will be changed to TCW Securitized Bond Fund. All references in the Prospectus, Summary Prospectus and Statement of Additional Information to TCW Total Return Bond Fund will be changed to TCW Securitized Bond Fund.
In connection with the name change, the first paragraph of the Prospectus under Principal Investment Strategies will be deleted and replaced with the following:
“Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued by securitized vehicles and similar instruments. A securitized vehicle typically issues debt securities backed by assets it owns such as commercial or residential mortgage loans, and well as other types of assets. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest in various types of debt securities, including but not limited to securities issued or guaranteed by the United States government or its agencies, instrumentalities or sponsored corporations; corporate obligations (including convertible securities); mortgage-backed and asset-backed securities (which may be privately issued); local currency- or U.S. dollar denominated foreign debt securities (corporate and government); money market instruments; and other debt obligations bearing fixed or variable interest rates of any maturity.”

TCW Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TCW FUNDS, INC.
TCW Total Return Bond Fund
(Class I: TGLMX; Class N: TGMNX; Plan Class: TGLSX)
Supplement dated June 13, 2024 to the Prospectus,
the Summary Prospectus, and the Statement of Additional Information,
each dated March 1, 2024, as supplemented
Important Notice Regarding Change in Investment Policy and Fund Name
Effective August 19, 2024, the name of TCW Total Return Bond Fund will be changed to TCW Securitized Bond Fund. All references in the Prospectus, Summary Prospectus and Statement of Additional Information to TCW Total Return Bond Fund will be changed to TCW Securitized Bond Fund.
In connection with the name change, the first paragraph of the Prospectus under Principal Investment Strategies will be deleted and replaced with the following:
“Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued by securitized vehicles and similar instruments. A securitized vehicle typically issues debt securities backed by assets it owns such as commercial or residential mortgage loans, and well as other types of assets. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest in various types of debt securities, including but not limited to securities issued or guaranteed by the United States government or its agencies, instrumentalities or sponsored corporations; corporate obligations (including convertible securities); mortgage-backed and asset-backed securities (which may be privately issued); local currency- or U.S. dollar denominated foreign debt securities (corporate and government); money market instruments; and other debt obligations bearing fixed or variable interest rates of any maturity.”